SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL AND PREMIUM [Abstract]
SHARE CAPITAL
28	SHARE CAPITAL

	Number of shares	Share capital
		US$’000
Issued and paid up:
At 1 January 2020 and 31 December 2020	19,063,833	320,683

Issued during the year	246,191	-
At 31 December 2021	19,310,024	320,683

On 1 March 2021, the Company issued 246,191 additional shares of no par value to certain employees to partially settle the 2018 FSP awards that vested on 1 March 2021.

Except for treasury shares, fully paid ordinary shares, which have no par value, carry one vote per share and a right to dividends as and when declared by the company.